SCHEDULE OF INFORMATION ABOUT TRADE PAYABLES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade payables	$ 1,930	$ 831